Income taxes	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Income taxes

20.	Income taxes

The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Net income/(loss) before income taxes
India	US$	(392.6)	Rs.	(28,703.4)	Rs.	(57,230.3)	Rs.	27,429.8
Other than India		(1,203.9)		(88,023.9)		(52,109.3)		(344,982.9)

Total	US$	(1,596.5)	Rs.	(116,727.3)	Rs.	(109,339.6)	Rs.	(317,553.1)

The domestic and foreign components of income tax expense:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Current taxes
India	US$	18.7	Rs.	1,363.6		1,900.7	Rs.	5,034.3
Other than India		215.3		15,738.2		17,029.9		17,217.9
Deferred taxes
India		2.0		146.5		(1,363.0)		(3,241.9)
Other than India		111.6		8,162.4		(13,923.1)		(44,435.3)

Total income tax expense/(credit)	US$	347.6	Rs.	25,410.7	Rs.	3,644.5	Rs.	(25,425.0)

The reconciliation of income tax expense calculated as per tax rates applicable to individual entities with income tax expense/(credit) reported in the income statement is as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Income/(loss) before income taxes	US$	(1,596.5)	Rs.	(116,727.3)	Rs.	(109,339.6)	Rs.	(317,553.1)
Income tax expense at tax rates applicable to individual entities		(309.4)		(22,615.8)		(26,033.5)		(54,712.2)
Additional deduction for patent, research and product development cost		0.2		16.6		(2,816.2)		(1,891.2)
Items (net) not deductible for tax /not liable to tax :
- foreign currency (gain)/loss relating to loans and deposits (net) (net), foreign currency (gain)/loss arising on account of Integral foreign operations.		0.7		49.5		474.5		(82.8)
- interest and other expenses relating to borrowings for investment		4.3		315.7		558.0		621.6
- Dividend from investments (other than subsidiaries, joint operations, equity accounted investees)		—		—		(69.2)		(15.5)
- Write-down of assets not qualifying for tax relief		58.8		4,295.6		—		—
- Others		8.7		634.7		1,505.0		—
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		42.5		3,109.3		(855.6)		1,277.8
Deferred tax assets not recognized because realization is not probable		542.5		39,658.8		28,517.0		4,738.7
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(47.5)		(3,471.6)		(3,240.2)		(7,016.4)
Previously recognized deferred tax assets written down on account of impairment of Jaguar Land Rover business		—		—		—		26,981.5
Previously recognised deferred tax assets written down		—		(1.0)		492.7		—
Profit on sale of investments in subsidiaries and Others		0.2		15.2		—		(932.0)
Tax on share of (profit)/loss of equity accounted investees (net)		10.2		744.9		1,913.5		(532.7)
Impact of change in statutory tax rates (refer note below)		12.7		929.6		3,973.5		4,540.4
Others		23.7		1,729.2		(775.0)		1,597.8

Income tax expense/(credit) reported in consolidated income statement	US$	347.6	Rs.	25,410.7	Rs.	3,644.5	Rs.	(25,425.0)

Note:

1
The UK Finance Act 2016 was enacted during the year ended March 31, 2017, which included provisions for a reduction in the UK corporation tax rate to 17% with effect from April 1, 2020. Subsequently a change to the main UK corporation tax rate, announced in the Budget on March 11, 2020, was substantively enacted as at March 31, 2020. “Impact of change in statutory tax rates” includes a charge of Rs.4,145.8 million (GBP 49.2 million) for the year ended March 31, 2020. The rate applicable from April 1, 2020 now remains at 19%, rather than the previously enacted reduction to 17%.

Accordingly, JLR UK deferred tax has been provided at a rate of 19% on assets (2020: 19%, 2019: 17.6%) and 19% on liabilities (2020: 19%,2019: 17.4%), recognizing the applicable tax rate at the point when the timing difference is expected to reverse.

2
Tata Motors Limited (TML) has presently, decided not to opt for the New Tax Regime inserted as per section 115BAA of the
Income-tax
Act, 1961 and enacted by the Taxation Laws (Amendment) Ordinance, 2019 (“the Ordinance”) which is applicable from Financial Year beginning April 1, 2019. TML has accordingly applied the existing tax rates in the financial statements for the year ended March 31, 2021.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2021 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,867.5	Rs.	(944.5)	Rs.	(16.0)	Rs.	(0.1)	Rs.	20,906.9
Business loss carry forwards		30,926.7		(12,606.6)		322.2		—		18,642.3
Expenses deductible in future years:
Provisions, allowances for doubtful receivables and others		44,213.1		(9,714.9)		314.5		0.2		34,812.9
Compensated absences and retirement benefits		(4,177.3)		(143.5)		(1,105.2)		15,071.5		9,645.5
Minimum alternate tax carry-forward		671.5		(671.0)		—		—		0.5
Property, plant and equipment		59,417.5		12,223.9		5,689.6		—		77,331.0
Derivative financial instruments		7,756.6		1,779.4		1,057.0		(11,755.3)		(1,162.3)
Unrealized profit on inventory		12,167.2		(2,171.8)		753.5		—		10,748.9
Others		15,337.1		(8,369.6)		316.8		(15.9)		7,268.4

Total deferred tax assets	Rs.	188,179.9	Rs.	(20,618.6)	Rs.	7,332.4	Rs.	3,300.4	Rs.	178,194.1

Deferred tax liabilities:
Property, plant and equipment		12,967.2		2,640.9		(0.6)		—		15,607.5
Intangible assets		121,935.8		(15,651.6)		6,421.0		—		112,705.2
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		15,881.7		952.7 *		808.6		—		17,643.0
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Others		2,065.8		(251.70)		(6.9)		617.1		2,424.3

Total deferred tax liabilities	Rs.	153,020.0	Rs.	(12,309.7)	Rs.	7,222.1	Rs.	617.1	Rs.	148,549.5

Net assets/(liabilities)	Rs.	35,159.9	Rs.	(8,308.9)	Rs.	110.3	Rs.	2,683.3	Rs.	29,644.6

	US$	464.7	US$	(109.8)	US$	1.5	US$	35.5	US$	391.8

Deferred tax assets									Rs.	45,203.5
Deferred tax liabilities									Rs.	(15,558.9)
Deferred tax assets									US$	617.9
Deferred tax liabilities									US$	(212.8)

*	Net of Rs. 2,156.6 million reversed on dividend distribution by subsidiaries.

As at March 31, 2021, unrecognized deferred tax assets amount to Rs. 106,150.7 million and Rs. 86,970.4 million, which can be carried forward indefinitely and up to a specified period, respectively. These relate primarily to business and capital losses and other deductible temporary differences. The deferred tax asset has not been recognized on the basis that its recovery is not considered probable in the foreseeable future.
Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2022	US$	110.2	Rs.	8,056.0
2023		119.3		8,719.5
2024		103.0		7,528.1
2025		321.3		23,488.4
2026		92.5		6,763.0
Thereafter	US$	443.4	Rs.	32,415.4
The Company has not recognized deferred tax liability on undistributed profits of certain subsidiaries amounting to Rs. 308,213.9 million and Rs.476,295.6 million as at March 31, 2021 and 2020, respectively,because it is able to control the timing of the reversal of temporary differences associated with such undistributed profits and it is probable that such differences will not reverse in the foreseeable future.
Significant components of deferred tax assets and liabilities for the year ended March 31, 2020 are as follows:

	Opening balance		Adjustment on initial application of IFRS 16		Adjusted Opening Balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income				MAT Credit Utilized		Closing balance
									Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,942.5	Rs.	—		Rs.21,942.5	Rs.	(76.6)	Rs.	1.6	Rs.	—	Rs.	—	Rs.	21,867.5
Business loss carry forwards		22,842.1		—		22,842.1		7,779.8		304.8		—		—		30,926.7
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		34,172.9		—		34,172.9		8,912.1		1125.8		2.3		—		44,213.1
Compensated absences and retirement benefits		12,462.9		—		12,462.90		(2,807.1)		128.2		(13,961.3)		—		(4,177.3)
Minimum alternate tax carry-forward		1,066.2		—		1,066.2		(356.9)		—		—		(37.8)		671.5
Property, plant and equipment		49,293.6		292.3		49,585.9		8,131.4		1,700.0		—		—		59,417.5
Derivative financial instruments		12,253.1		—		12,253.10		(1,311.7)		387.2		(3,572.0)		—		7,756.6
Unrealized profit on inventory		11,418.7		—		11,418.7		498.6		372.9		(123.0)		—		12,167.2
Others		12,588.7		—		12,588.7		2,349.7		393.1		5.4		—		15,337.1

Total deferred tax assets	Rs.	178,040.7	Rs.	292.3	Rs.	178,333.0	Rs.	23,119.3	Rs.	4,413.6	Rs.	(17,648.6)	Rs.	(37.8)	Rs.	188,179.9

Deferred tax liabilities:
Property, plant and equipment	Rs.	15,717.8	Rs.	—	Rs.	15,717.80	Rs.	(2,740.9)	Rs.	(5.90)	Rs.	(3.8)	Rs.	—		12,967.2
Intangible assets		107,509.5		—		107,509.50		11,557.4		2,868.9		—		—		121,935.8
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		16,892.2		—		16,892.20		(1,317.6)*		307.1		—		—		15,881.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.50		—		—		—		—		169.5
Others		1,151.0		—		1,151.00		334.3		2.3		577.8		—		2,065.8

Total deferred tax liabilities	Rs.	141,440.0	Rs.	—	Rs.	141,440.0	Rs.	7,833.2	Rs.	3,172.4		574.0	Rs.	—	Rs.	153,020.0

Net assets/(liabilities)	Rs.	36,600.7	Rs.	292.3	Rs.	36,893.0	Rs.	15,286.1	Rs.	1,241.2	Rs.	(18,222.6)	Rs.	(37.8)	Rs.	35,159.9

Deferred tax assets															Rs.	54,578.6
Deferred tax liabilities															Rs.	(19,418.7)

*	Net of Rs. 462.1 million reversed on dividend distribution by subsidiaries.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2019 are as follows:

	Opening balance		Adjustment on initial application of IFRS 15		Adjusted Opening Balance		Recognized in profit or loss			Recognized in/reclassified from other comprehensive income				MAT Credit Utilized		Reversal of items classified as held for Sale in earlier year		Divestment of a subsidiary company		Closing balance
										Translation		Other than translation
Deferred tax assets:						—															—
Unabsorbed depreciation	Rs.	21,955.1	Rs.	0	Rs.	21,955.1	Rs.	(161.2)		Rs.	—	Rs.	(0.1)	Rs.	—	Rs.	24.3	Rs.	124.4	Rs.	21,942.5
Business loss carry forwards		42,737.4		84.5		42,821.9		(19,255.9)			(723.2)		(0.7)		—		—		—		22,842.1
Expenses deductible in future years:		—		—		—		—			—		—		—		—		—		—
- provisions, allowances for doubtful receivables and others		30,213.9		—		30,213.9		3,911.1			3.2		(1.0)		—		21.2		24.5		34,172.9
Compensated absences and retirement benefits		8,426.3		—		8,426.3		32.7			60.0		3,798.5		—		132.4		13.0		12,462.9
Minimum alternate tax carry-forward		381.9		—		381.9		817.8			—		—		(15.8)		37.8		(155.5)		1,066.2
Property, plant and equipment		926.5		—		926.5		48,258.9			108.2		—		—		—		—		49,293.6
Derivative financial instruments		7,552.4		—		7,552.4		1,022.1			1,350.7		2,324.1		—		3.9		—		12,253.1
Unrealized profit on inventory		15,079.2		—		15,079.2		(3,811.5)			17.7		133.3		—		—		—		11,418.7
Others		10,927.9		—		10,927.9		1,687.1			(40.3)		(9.3)		—		15.2		8.2		12,588.7

Total deferred tax assets Rs.		138,200.6	Rs.	84.5	Rs.	138285.1	Rs.	32501.1		Rs.	776.2		6,244.7	Rs.	(15.8)	Rs.	234.8	Rs.	14.6	Rs.	178,040.7

Deferred tax liabilities:
Property, plant and equipment		16,852.0		—		16,852.0		(1,142.6)			—		(119.7)		—		56.0		72.1		15,717.8
Intangible assets		121,838.5		—		121,838.5		(12,420.5)			(1,993.8)		112.7		—		(27.4)		—		107,509.5
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		19,397.2		—		19,397.2		(2,330.4)	*		(174.6)		—		—		—		—		16,892.2
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.5		—			—		—		—		—		—		169.5
Others		136.6		—		136.6		717.4			1.2		174.9		—		120.9				1,151.0

Total deferred tax liabilities	Rs.	158,393.8	Rs.	—	Rs.	158,393.8	Rs.	(15,176.1)		Rs.	(2,167.2)	Rs.	167.9	Rs.	—	Rs.	149.5	Rs.	72.1	Rs.	141,440.0

Net assets/(liabilities)	Rs.	(20,193.2)	Rs.	84.5	Rs.	(20,108.7)	Rs.	47677.2		Rs.	2,943.4	Rs.	6,076.8	Rs.	(15.8)	Rs.	85.3	Rs.	(57.5)	Rs.	36,600.7
Deferred tax assets																				Rs.	51,511.1
Deferred tax liabilities																				Rs.	(14,910.4)
* Net of Rs. 3,608.2 million reversed on dividend distribution by subsidiaries